SHARE-BASED COMPENSATION - Compensation expenses (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
SHARE-BASED COMPENSATION
Share-based compensation related to share options	¥ 1,904,924,000		¥ 2,726,075,000		¥ 3,215,549,000
Tax Benefit From Compensation Expense | $		$ 0		$ 0		$ 0
Vesting schedule of the restricted shares	0		0		0
Cost of revenues
SHARE-BASED COMPENSATION
Share-based compensation related to share options	446,120,000	63,794,000	521,293,000		502,523,000
Sales and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation related to share options	181,877,000	26,008,000	197,320,000		180,465,000
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation related to share options	1,111,415,000	158,931,000	1,821,817,000		2,345,895,000
Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation related to share options	165,512,000	$ 23,668,000	185,645,000		186,666,000
Share options
SHARE-BASED COMPENSATION
Share-based compensation related to share options	138,456,000		541,956,000		771,151,000
Restricted share units
SHARE-BASED COMPENSATION
Share-based compensation related to share options	1,250,460,000		1,097,177,000		813,294,000
Restricted shares
SHARE-BASED COMPENSATION
Share-based compensation related to share options	¥ 516,008,000		¥ 1,086,942,000		¥ 1,631,104,000